Recoverable taxes - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	R$ 4,690,277	R$ 4,203,639
Current	151,930	171,051
Non-current	R$ 346,137	225,354
IRPJ and CSLL [member] | Top of range [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Realization of tax credit period	5 years
ICMS State vat [Member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	R$ 1,416,708	1,365,128
ICMS State vat [Member] | Top of range [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Realization of tax credit period	5 years
PIS and COFINS (State VAT) [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	R$ 3,172,417	2,761,262
IRPJ and CSLL [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable income and social contribution taxes	498,067	396,405
Current	151,930	171,051
Non-current	R$ 346,137	225,354
Subsidiary Extrafarma [member] | PIS and COFINS (State VAT) [member] | Top of range [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Realization of tax credit period	5 years
Subsidiaries [member] | ICMS State vat [Member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes reclassified to assets held for sale, net of provision for impairment losses	R$ 17,116	49,732
Subsidiaries Ipiranga and Ultragaz [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Tax credits received for recoverable taxes	1,071,269	563,000	R$ 971,373
Subsidiaries Ipiranga and Ultragaz [member] | PIS and COFINS (State VAT) [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	R$ 1,686,836	R$ 1,088,303